Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of related parties

Related Party	Nature of relationship

A10 Group

A10 Group is composed of A10 Advisory and A10 Investimentos Fundo De Investimento De Acoes - Investimento No Exterior (“A10 Fund”). Both companies are owned by one Co-CEO and a director of the Company.

Miazga	Miazga Participações S.A is a land administration company in which the two Co-CEOs of the Company have an indirect economic interest.

Arqueana	Arqueana Empreendimentos e Participações S.A. is a land administration company in which the two Co-CEOs of the Company have an indirect economic interest.

Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

Schedule of outstanding balances and expenses with related parties

Year ended December 31,	2021			2020
		Accounts			Accounts
	Pre-	Payable/	Expenses/	Pre-	Payable/	Expenses/
	payments	Debt	Payments	payments	Debt	Payments

A10 Advisory
CSA	$—	$—	$188,891	$—	$—	$126,189
Revolving credit facility	—	—	2,755,906	—	2,683,880	228,997
Commission fees	—	—	8,317,062	—	—	948,573
Warrants	—	—	826,584	—	—	—

Miazga
Lease agreements	—	81,956	49,653	—	82,514	53,757
Prepaid land lease offset	103,697	—	11,532	123,153	—	10,873

Arqueana
Lease agreements	—	168,296	1,390	—	169,686	26,404
Note payable	—	270,125	1,933,920	—	2,204,045	653,736

Management and Directors
Travel cost reimbursement	$—	$—	$—	$—	$72,127	$—

Schedule of compensation paid or payable to key management for employee services

Year ended December 31,	2021	2020
Stock-based compensation, included in general and administrative expenses	$20,871,739	$248,205
Salaries, benefits and director´s fees, included in general and administrative expenses	1,115,778	303,679
Salaries, benefits and stock-based compensation capitalized in exploration and evaluation assets	5,513	765,255
Total Compensation	$21,993,030	$1,317,139